UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-1884



                                   Endowments
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                     Date of fiscal year end: July 31, 2003

                     Date of reporting period: July 31, 2003





                                 Patrick F. Quan
                                    Secretary
                                   Endowments
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)


ITEM 1 - Reports to Stockholders

[logo] Capital Research and ManagementSM

ENDOWMENTS
INVESTMENTS FOR NONPROFIT INSTITUTIONS

Annual report for the year ended
July 31, 2003

ENDOWMENTS (SM)

ENDOWMENTS is managed by Capital Research and Management Company,SM which also manages the 29 American Funds,(R) the nation's third-largest mutual fund family. For more than seven decades, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

GROWTH AND INCOME PORTFOLIO seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks.

BOND PORTFOLIO seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

Here are the total returns and average annual total returns with all distributions reinvested for periods ended June 30, 2003 (the most recent calendar quarter): Growth and Income Portfolio -- 10 years: +183.42%, or +10.98% a year; 5 years: +30.37%, or +5.45% a year; 12 months: +2.34%. Bond Portfolio -- 10 years: +90.73%, or +6.67% a year; 5 years: +41.67%, or +7.21% a year; 12 months: +13.33%.

Bond Portfolio's 30-day yield as of August 31, 2003, calculated in accordance with the Securities and Exchange Commission formula, was 4.13%.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.

[Begin Sidebar]
RESULTS AT A GLANCE
(for full fiscal years ending 7/31/76-7/31/03)

                      Growth and               Bond
                   Income Portfolio          Portfolio

1976                    +27.7%                +12.1%
1977                     +6.4                 +12.6
1978                    +10.4                  +0.7
1979                    +10.1                  +7.0
1980                    +17.2                  +3.6
1981                    +15.3                  -4.5
1982                     -3.8                 +18.4
1983                    +56.0                 +23.9
1984                     -0.4                  +7.9
1985                    +30.5                 +20.6
1986                    +25.4                 +21.0
1987                    +20.2                  +4.4
1988                     -2.4                  +8.6
1989                    +23.2                 +13.7
1990                     +4.1                  +6.9
1991                    +15.0                 +10.8
1992                    +15.7                 +18.7
1993                    +10.0                 +11.7
1994                     +2.8                  -1.4
1995                    +18.6                  +8.0
1996                    +13.2                  +6.3
1997                    +38.4                 +10.8
1998                     +9.1                  +6.7
1999                    +18.2                  +1.7
2000                     -3.3                  +5.1
2001                    +18.2                 +12.7
2002                     -8.6                  +2.8
2003                    +10.2                 +10.6

Average
annual
total return*           +13.4%                 +9.1%

*From July 25, 1975, when Capital Research and Management Company became the investment adviser of the funds' assets, through July 31, 2003.

  Results show total returns measuring capital appreciation and income return, assuming reinvestment of dividends and capital gain distributions.
[End Sidebar]

DEAR SHAREHOLDERS:

We are pleased to report to you at the close of our 2003 fiscal year.

GROWTH AND INCOME PORTFOLIO

For the 12 months ended July 31, 2003, the value of an investment in the Growth and Income Portfolio rose 10.2%.* Over the same period, the Lipper Growth and Income Fund Index rose 9.4% and the unmanaged Standard & Poor's 500 Composite Index gained 10.6%.

Last year at this time we remarked on the fund's extraordinarily positive results since March 2000, when the technology bubble burst. Since that date, the S&P 500 has posted a total return of -32% while the Growth and Income Portfolio has returned +26%. As we mentioned in last year's annual report, such relative results can only be understood in the context of the bizarre investment environment that preceded it. During that period our relative results trailed those of the market as technology stocks rose to extraordinary valuations. For this reason, we feel results are meaningful only when looked at on a long-term basis.

In some ways, the past year was a perfectly normal one for stocks. The S&P 500's 12-month return of 10.6% is about the same as its long-term average annual return. Looking only at the return for the year, however, ignores the considerable volatility in the stock market over the past 12 months. Stocks declined sharply through October of 2002, and then reversed course. The upward trend since then was hampered by a brief setback during the first quarter of 2003, after which stocks began a rally which continued through September.

A little normalcy has returned to the stock market in other ways, too. We had been in an environment where the stocks in a particular group closely tracked the trend of that sector. Therefore, results were driven largely by industry allocations. Simply put, whether or not to own technology stocks had been one of the critical decisions for investors during the previous several years. That environment has changed and individual stock performance is no longer so closely correlated with the result of an entire group. A look at two of our holdings in the technology sector offers a good illustration. Over the past year, Intel rose 33% while Texas Instruments declined 18%. Such disparity within a single sector is indicative of a more normal environment and demonstrates the renewed importance of research and stock selection.

*All percentage gain/loss figures include reinvestment of distributions unless otherwise indicated.

While this type of investment environment makes it difficult to generalize, it seems fair to say that growth-oriented stocks posted the best results over the year. These stocks tend to have lower yields and higher price-to-earnings ratios, contrary to stocks in those traditionally defensive sectors that had previously done so well. Even so, there was no dominant pattern to what helped and hurt the fund's results. Among our larger holdings, Lucent (+122%), Cisco (+40%), JP Morgan (+40%) and AOL (+34%) made significant positive contributions, while Electronic Data Systems (-39%), Albertson's (-33%) and Duke Energy (-31%) were a hindrance.

Throughout the year, we reduced our holdings in the telecommunications sector, reflecting our caution over the uncertain prospects for the sector. At the same time, we increased our exposure to technology from roughly 9% to 15% as we found attractive opportunities in the aftermath of the bubble. We also added to our holdings in the aerospace and defense sectors. There had been a sell-off in these sectors following the end of major hostilities in Iraq. Our position reflects both the values to be found in these sectors and our belief that defense spending is on a long-term rise.

As a result of these changes to the portfolio, the percentage of net assets in equities was roughly 90% on July 31, up from 88% at the start of the fiscal year. The remaining 10% was held in interest-bearing cash equivalents.

BOND PORTFOLIO

For the 12 months ended July 31, 2003, the value of an investment in the Bond Portfolio rose 10.6%. During this same period, the average return of 201 corporate A-rated bond funds tracked by Lipper was 6.0%, while the unmanaged Lehman Brothers Aggregate Bond Index returned 5.4%.

Bonds had solid results for the year, although different sectors led the bond market at different times. Citing concerns about the sustainability of economic growth, the Federal Reserve cut the federal funds rate (the interest rate that banks charge each other on overnight loans) by 0.25% to 1.00%, its lowest level in 45 years. Later in the fiscal year, bond yields fell and deflation concerns revived.

The Bond Portfolio's emphasis on corporate bonds meant it was well-positioned to benefit from the current environment. Those issues at the lower end of the investment-grade universe did particularly well. Many of the corporate issues that hurt investment results last year were among the largest contributors to results during this fiscal year. Holdings in the financial, telecommunications and utilities industries made the greatest positive contributions. U.S. corporate bonds accounted for nearly 44% of net assets, about the same as six months ago.

U.S. Treasuries led the fund's results early in the fiscal year. During the second half of the year, as the yield spread between corporate bonds and Treasuries narrowed, we increased our exposure to U.S. Treasuries from 15% to 19%.

Returns on mortgage-backed issues were mildly positive. Investors were lukewarm toward the sector, fearing that historically low interest rates could generate faster prepayments and thus limit returns in the near term. We had been steadily reducing our mortgage-backed holdings since last year, when they accounted for just under 20% of assets, to roughly 13% at the close of fiscal 2003.

At some point, monetary and fiscal stimuli will have an impact on the economy, which could lead to a rise in interest rates. With this in mind, we have a relatively short average maturity in the portfolio and will continue to focus on stringent research and the selection of securities on an issuer-by-issuer basis.

In total, the Bond Portfolio held 98% of net assets in bonds at the close of fiscal 2003. The remaining 2% was held in short-term investments and cash equivalents, down from nearly 7% a year ago.

As always, we welcome your comments and questions.

Cordially,

/s/ Robert G. O'Donnell
Robert G. O'Donnell
Chairman of the Board

/s/ Claudia P. Huntington
Claudia P. Huntington
President

September 12, 2003


THE VALUE OF A LONG-TERM PERSPECTIVE
(Growth of a $50,000 investment under Capital Research and Management Company's stewardship, 7/25/75-7/31/03)


GROWTH AND INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS
(for periods ended July 31, 2003

Lifetime                         +13.4%(1)
10 years                         +11.0
5 years                           +6.4
1 year                           +10.2


[mountain chart]

                      Growth                    Lipper
                         and                    Growth
                      Income                and Income
                   Portfolio     S&P 500    Fund Index(3)
  7/25/1975 (2)      $50,000     $50,000       $50,000
  7/31/1975 (2)       49,770      49,871        50,000
       07/31/76       63,476      60,467        60,735
       07/31/77       67,590      60,350        62,434
       07/31/78       74,525      64,777        69,272
       07/31/79       82,131      70,508        77,106
       07/31/80       96,277      87,260        95,121
       07/31/81      110,942      98,601       108,452
       07/31/82      106,860      85,511        98,876
       07/31/83      166,726     136,183       154,488
       07/31/84      166,164     132,141       146,807
       07/31/85      216,743     174,975       193,372
       07/31/86      272,165     224,681       243,630
       07/31/87      326,898     312,963       319,222
       07/31/88      319,361     276,178       296,921
       07/31/89      393,517     364,261       375,359
       07/31/90      409,757     387,824       381,311
       07/31/91      471,346     437,201       423,790
       07/31/92      545,557     493,020       476,028
       07/31/93      600,375     535,967       539,269
       07/31/94      617,007     563,582       572,677
       07/31/95      731,592     710,508       688,356
       07/31/96      828,273     828,122       778,692
       07/31/97    1,146,319   1,259,661     1,122,337
       07/31/98    1,250,106   1,502,488     1,247,665
       07/31/99    1,477,738   1,806,129     1,410,710
       07/31/00    1,428,818   1,968,146     1,438,119
       07/31/01    1,689,291   1,686,257     1,407,164
       07/31/02    1,544,010   1,288,040     1,138,044
       07/31/03    1,701,152   1,425,050     1,244,809

[end chart]




BOND PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS
(for periods ended July 31, 2003)
Lifetime     +9.1%(1)
10 years     +6.2
5 years      +6.5
1 year      +10.6

[mountain chart]

                                  Lehman
                                Brothers        Lipper
                               Aggregate       A-Rated
                        Bond        Bond     Bond Fund
                   Portfolio   Index (4)         Index(4)
       07/25/75      $50,000     $50,000       $50,000
       07/31/75       50,064      50,000        50,000
       07/31/76       56,123      56,105        57,578
       07/31/77       63,169      62,334        64,446
       07/31/78       63,633      63,681        65,992
       07/31/79       68,078      67,930        70,210
       07/31/80       70,604      69,012        70,659
       07/31/81       67,372      65,555        66,985
       07/31/82       79,771      79,021        79,063
       07/31/83       98,881      96,331        98,844
       07/31/84      106,746     104,704       105,442
       07/31/85      128,775     129,742       130,480
       07/31/86      155,776     157,631       156,163
       07/31/87      162,649     164,747       162,434
       07/31/88      176,667     177,216       174,776
       07/31/89      200,841     204,165       200,501
       07/31/90      214,609     218,598       210,832
       07/31/91      237,739     241,995       231,705
       07/31/92      282,164     277,755       270,025
       07/31/93      315,292     305,997       300,822
       07/31/94      310,743     306,282       297,037
       07/31/95      335,522     337,244       326,853
       07/31/96      356,493     355,926       343,627
       07/31/97      395,089     394,236       383,070
       07/31/98      421,544     425,255       411,045
       07/31/99      428,913     435,840       414,065
       07/31/00      450,928     461,839       432,980
       07/31/01      508,076     520,457       486,326
       07/31/02      522,431     559,664       511,462
       07/31/03      578,001     589,981       542,538

[end chart]


(1) From 7/25/75, when Capital Research and Management Company became the investment adviser, through 7/31/03.
(2) The share value dipped below the $50,000 mark briefly in fiscal 1975 and 1976.
(3) In past years we have used the Lipper Multi-Cap Value Funds Index as a comparator. During the past year, Lipper moved the Growth and Income Portfolio into its Large-Cap Value category. As the Growth and Income Portfolio's investments change in the future, Lipper will likely reclassify it again. Therefore, we have chosen to compare the Growth and Income Portfolio to the broader Lipper Growth and Income Fund Index, which we believe is a better, more consistent basis for comparison.
(4) Lehman Brothers Aggregate Bond Index and Lipper A-Rated Bond Fund Index did not exist until 12/31/75. For the period from 7/31/75 to 12/31/75, the Lehman Brothers Government/Credit Bond Index was used.
All results calculated with dividends and capital gains reinvested.
Sales charges do not apply to the Growth and Income Portfolio or the Bond
 Portfolio.
The market indexes are unmanaged.
Past results are not predictive of future results.

INVESTMENT PORTFOLIO
GROWTH AND INCOME PORTFOLIO July 31, 2003


                                                          Percent of
Industry Group Diversification                            net assets

Retailing                                                     7.92 %
Food, beverage & tobacco                                      7.91
Pharmaceuticals & biotechnology                               7.44
Aerospace & defense                                           6.08
Energy                                                        5.89
Banks                                                         5.81
Insurance                                                     5.53
Capital goods                                                 5.35
Ttechnology hardware & equipment                              5.00
Semiconductors & semiconductor equipment                      4.68
Utilities                                                     3.93
Software & services                                           3.09
Diversified financials                                        3.07
Media                                                         2.53
Telecommunication services                                    2.47
Household & personal products                                 2.30
Commercial services & supplies                                1.92
Health care equipment & services                              1.80
Materials                                                     1.47
Automobiles & components                                      0.95
Hotels, restaurants & leisure                                 0.91
Real estate                                                   0.90
Transportation                                                0.54
Consumer durables & apparel                                   0.30

Equity securities in initial period of acquisition            2.46
                                                             90.25 %

Short-term securities                                        10.96

Other assets less liabilities                                -1.21

Net assets                                                  100.00 %


                                                          Percent of
LARGEST EQUITY HOLDINGS                                   net assets

General Electric                                              2.43 %
General Dynamics                                              2.40
Altria Group                                                  2.37
Eli Lilly                                                     2.17
Lowe's Companies                                              1.69
Duke Energy                                                   1.62
J.P. Morgan Chase                                             1.62
Cisco Systems                                                 1.54
Texas Instruments                                             1.54
AOL Time Warner                                               1.52


                                                         Shares or
                                                         principal    Market
                                                          amount      value
EQUITY SECURITIES

RETAILING  -  7.92%
Lowe's Companies, Inc.                                     27,000  $ 1,284,120
Target Corp.                                               28,000    1,072,960
Walgreen Co.                                               29,500      882,640
Dollar General Corp.                                       43,000      791,200
Gap, Inc.                                                  35,000      629,650
May Department Stores Co.                                  20,000      494,200
Albertson's, Inc.                                          25,000      471,500
TJX Companies, Inc.                                        20,000      389,000
                                                                     6,015,270

FOOD, BEVERAGE & TOBACCO  -  7.91%
Altria Group, Inc.                                         45,000    1,800,450
PepsiCo, Inc.                                              20,000      921,400
Coca-Cola Co.                                              15,000      674,550
General Mills, Inc.                                        14,000      642,180
Sara Lee Corp.                                             30,000      560,700
Wm. Wrigley Jr. Co.                                        10,000      542,900
H.J. Heinz Co.                                             15,000      510,900
Del Monte Foods Co.(1)                                     40,000      350,000
                                                                     6,003,080

PHARMACEUTICALS & BIOTECHNOLOGY  -  7.44%
Eli Lilly and Co.                                          25,000    1,646,000
AstraZeneca PLC (ADR) (United Kingdom)                     28,000    1,126,160
Bristol-Myers Squibb Co.                                   41,000    1,074,200
Pfizer Inc                                                 22,000      733,920
Johnson & Johnson                                          12,000      621,480
Merck & Co., Inc.                                           8,000      442,240
                                                                     5,644,000

AEROSPACE & DEFENSE  -  6.08%
General Dynamics Corp.                                     23,000    1,824,820
Northrop Grumman Corp.                                     11,964    1,103,559
Honeywell International Inc.                               38,000    1,074,640
Raytheon Co.                                               20,000      614,000
                                                                     4,617,019

ENERGY  -  5.89%
Schlumberger Ltd.                                          20,000      901,400
Exxon Mobil Corp.                                          25,000      889,500
ChevronTexaco Corp.                                        11,000      793,210
Canadian Oil Sands Trust (Canada)                          25,229      663,375
Royal Dutch Petroleum Co. (New York registered)            15,000      653,700
  (Netherlands)
Marathon Oil Corp.                                         22,000      566,280
                                                                     4,467,465

BANKS  -  5.81%
Wells Fargo & Co.                                          20,000    1,010,600
Fannie Mae                                                 14,000      896,560
Fulton Financial Corp.                                     39,791      804,176
FleetBoston Financial Corp.                                20,000      621,800
Freddie Mac                                                12,000      586,200
PNC Financial Services Group, Inc.                         10,000      489,500
                                                                     4,408,836

INSURANCE  -  5.53%
Berkshire Hathaway Inc., Class A(1)                            15    1,080,150
Jefferson-Pilot Corp.                                      15,000      660,000
American International Group, Inc.                         10,000      642,000
Manulife Financial Corp. (Canada)                          20,000      586,800
First American Corp.                                       22,400      541,184
Chubb Corp.                                                 7,000      453,600
Mercury General Corp.                                       5,000      233,000
                                                                     4,196,734

CAPITAL GOODS  -  5.35%
General Electric Co.                                       65,000    1,848,600
Illinois Tool Works Inc.                                   14,000      975,100
Caterpillar Inc.                                           12,000      809,640
Emerson Electric Co.                                        8,000      429,600
                                                                     4,062,940

TECHNOLOGY HARDWARE & EQUIPMENT  -  5.00%
Cisco Systems, Inc.(1)                                     60,000    1,171,200
Lucent Technologies Inc. 8.00% convertible                  1,000      996,000
  preferred 2031
International Business Machines Corp.                       8,000      650,000
Dell Inc.(1)                                               12,000      404,160
Nokia Corp. (ADR) (Finland)                                20,000      306,000
EMC Corp.(1)                                               25,000      266,000
                                                                     3,793,360

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  4.68%
Texas Instruments Inc.                                     62,000    1,169,940
Agere Systems Inc. 6.50% convertible notes 2009         $ 500,000      624,375
Intel Corp.                                                25,000      623,750
Applied Materials, Inc.(1)                                 30,000      585,000
Linear Technology Corp.                                    15,000      553,200
                                                                     3,556,265

UTILITIES  -  3.93%
Duke Energy Corp.                                          70,000    1,228,500
NSTAR                                                      18,000      805,140
Progress Energy, Inc.                                      12,000      488,880
FirstEnergy Corp.                                          13,267      457,579
                                                                     2,980,099

SOFTWARE & SERVICES  -  3.09%
Automatic Data Processing, Inc.                            30,000    1,112,400
Microsoft Corp.                                            25,000      660,000
Electronic Data Systems Corp.                              15,000      334,050
Oracle Corp.(1)                                            20,000      240,000
                                                                     2,346,450

DIVERSIFIED FINANCIALS  -  3.07%
J.P. Morgan Chase & Co.                                    35,000    1,226,750
American Express Co.                                       25,000    1,104,250
                                                                     2,331,000

MEDIA  -  2.53%
AOL Time Warner Inc.(1)                                    75,000    1,157,250
Gannett Co., Inc.                                           6,000      460,980
Comcast Corp., Class A(1)                                  10,000      303,200
                                                                     1,921,430

TELECOMMUNICATION SERVICES  -  2.47%
AT&T Wireless Services, Inc.(1)                           100,000      853,000
Sprint Corp. - FON Group                                   46,000      649,520
ALLTEL Corp.                                                8,000      374,320
                                                                     1,876,840

HOUSEHOLD & PERSONAL PRODUCTS  -  2.30%
Avon Products, Inc.                                        17,000    1,060,630
WD-40 Co.                                                  23,900      689,037
                                                                     1,749,667

COMMERCIAL SERVICES & SUPPLIES  -  1.92%
Avery Dennison Corp.                                       15,000      809,400
ServiceMaster Co.                                          65,000      650,000
                                                                     1,459,400

HEALTH CARE EQUIPMENT & SERVICES  -  1.80%
Becton, Dickinson and Co.                                  22,000      805,860
CIGNA Corp.                                                12,000      561,360
                                                                     1,367,220

MATERIALS  -  1.47%
International Paper Co.                                    15,000      586,800
Dow Chemical Co.                                           15,000      529,500
                                                                     1,116,300

AUTOMOBILES & COMPONENTS  -  0.95%
General Motors Corp.                                       17,000      636,310
Goodyear Tire & Rubber Co.                                 15,000       82,650
                                                                       718,960

HOTELS, RESTAURANTS & LEISURE  -  0.91%
McDonald's Corp.                                           30,000      690,300


REAL ESTATE  -  0.90%
Boston Properties, Inc.                                     8,000      346,320
Equity Residential                                         12,000      334,800
                                                                       681,120

TRANSPORTATION  -  0.54%
Burlington Northern Santa Fe Corp.                         15,000      413,400


CONSUMER DURABLES & APPAREL  -  0.30%
NIKE, Inc., Class B                                         4,400      227,656


MISCELLANEOUS  -  2.46%
Other equity securities in initial period of acquisition             1,870,022


TOTAL EQUITY SECURITIES (cost: $64,371,365)                         68,514,833



                                                        Principal       Market
                                                           amount        value
SHORT-TERM SECURITIES                                        (000)

CORPORATE SHORT-TERM NOTES  -  9.51%
Harley-Davidson Funding Corp. 0.90%-1.01%               $   1,750    1,749,325
  due 8/7-8/15/2003(2)
Gannett Co. 1.03% due 8/13/2003(2)                          1,600    1,599,405
E.I. DuPont de Nemours & Co. 1.00% due 8/26/2003            1,500    1,498,917
Kimberly-Clark Worldwide Inc. 1.01% due 8/7/2003(2)         1,400    1,399,725
Triple-A One Funding Corp. 1.10% due 8/1/2003(2)              970      969,970
                                                                     7,217,342

FEDERAL AGENCY DISCOUNT NOTES  -  1.45%
Federal Home Loan Bank 0.99% due 8/15/2003                  1,100    1,099,546


TOTAL SHORT-TERM SECURITIES (cost: $8,316,888)                       8,316,888


TOTAL INVESTMENT SECURITIES (cost: $72,688,253)                     76,831,721
Other assets less liabilities                                         (919,280)

NET ASSETS                                                         $75,912,441

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements


COMPANIES APPEARING IN THE PORTFOLIO SINCE JANUARY 31, 2003
Applied Materials
AstraZeneca
Chubb
Emerson Electric
General Dynamics
Illinois Tool Works
Linear Technology
Lowe's Companies
Target
TJX Companies


COMPANIES ELIMINATED FROM THE PORTFOLIO SINCE JANUARY 31, 2003
AT&T
Corning
Equity Office Properties
Motorola
National City
Pharmacia
Pitney Bowes
SBC Communications
Schering-Plough
Verizon Communications
Washington Mutual
XL Capital



INVESTMENT PORTFOLIO
BOND PORTFOLIO July 31, 2003

                                                                             Principal amount     Market
                                                                                   (000)          value
Bonds, notes & preferred stocks                                                 or shares

BANKS  -  9.83%
Household Finance Corp.:
 6.75% 2011                                                                     $     400    $    438,215
 6.375% 2011                                                                          125         133,773
HSBC Capital Funding LP, Series 2, 10.176%                                            400         566,976
  noncumulative step-up perpetual preferred (undated)(1)(2)
Washington Mutual, Inc. 5.625% 2007                                                   375         405,380
Washington Mutual Bank, FA 6.875% 2011                                                250         282,184
Washington Mutual Finance 8.25% 2005                                                  200         221,006
BNP U.S. Funding LLC, Series A, 7.738%                                                375         427,717
  noncumulative preferred (undated)(1)(2)
BNP Paribas Capital Trust 9.003% noncumulative                                        150         183,518
  trust preferred (undated)(1)
Barclays Bank PLC:(1)(2)
 6.86% callable perpetual core tier one notes (undated)                               350         367,234
 7.375% (undated)                                                                     125         142,343
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(1)(2)                           375         422,772
Fuji JGB Investment LLC, Series A, 9.87% noncumulative                                360         367,012
  preferred (undated)(1)(2)
Sumitomo Mitsui Banking Corp. 8.00% 2012                                              250         288,670
NB Capital Corp. 8.35% exchangeable preferred depositary shares                    10,000 shares  276,500
Bayerische Landesbank, Series F, 2.50% 2006                                     $     250         251,306
UFJ Finance Aruba A.E.C. 6.75% 2013                                                   250         242,423
Abbey National PLC 7.35% (undated)(2)                                                 200         223,968
BCI U.S. Funding Trust I 8.01% noncumulative                                          125         140,651
  preferred (undated)(1)(2)
DBS Capital Funding Corp., Series A, 7.657% noncumulative                             125         140,612
  guaranteed preference shares (undated)(1)(2)
Royal Bank of Scotland Group PLC, Series 3, 7.816% (undated)                          125         140,238
J.P. Morgan Chase & Co. 5.75% 2013                                                    125         127,613
                                                                                                5,790,111

TELECOMMUNICATION SERVICES  -  7.27%
Sprint Capital Corp.:
 7.625% 2011                                                                          350         377,380
 6.00% 2007                                                                           300         315,069
 7.90% 2005                                                                           200         215,706
 8.375% 2012                                                                          125         140,099
AT&T Wireless Services, Inc.:
 8.125% 2012                                                                          200         228,871
 7.875% 2011                                                                          200         225,547
 7.50% 2007                                                                           200         225,467
AT&T Corp. 7.80% 2011 (2)                                                             450         494,216
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005               Euro    250         305,857
Verizon Global Funding Corp. 7.25% 2010                                         $     250         284,145
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                       250         267,524
Deutsche Telekom International Finance BV 9.25% 2032(2)                               200         252,124
VoiceStream Wireless Corp. 10.375% 2009                                                 0             544
Qwest Services Corp. 13.50% 2010(1)                                                   176         190,080
France Telecom 9.25% 2011(2)                                                          150         178,570
British Telecommunications PLC 8.375% 2010(2)                                         125         149,613
Koninklijke KPN NV 8.00% 2010                                                         125         148,156
Vodafone Group PLC 7.75% 2010                                                         125         146,615
TELUS Corp. 8.00% 2011                                                                125         139,930
                                                                                                4,285,513

INSURANCE  -  5.31%
International Lease Finance Corp.:
 5.875% 2013                                                                          300         303,736
 3.75% 2007                                                                           300         299,832
AIG SunAmerica Global Financing VII 5.85% 2008(1)                                     125         135,905
Prudential Holdings, LLC, Series C, 8.695% 2023(1)(3)                                 500         584,375
Allstate Corp. 6.75% 2018                                                             320         349,779
Allstate Financial Global Funding LLC 5.25% 2007(1)                                   125         134,373
ING Capital Funding Trust III 8.439% noncumulative                                    250         296,710
  preferred (undated)(2)
ReliaStar Financial Corp. 8.00% 2006                                                  125         142,656
Nationwide Mutual Insurance Co. 7.875% 2033(1)                                        375         400,236
Monumental Global Funding Trust II-2002-A, Series A,                                  125         133,240
  5.20% 2007(1)
Hartford Financial Services Group, Inc. 2.375% 2006                                   125         123,046
Mangrove Bay Pass Through Trust 6.102% 2033(1)                                        125         118,141
MetLife, Inc. 3.911% 2005                                                             105         108,480
                                                                                                3,130,509

UTILITIES  -  5.10%
Exelon Generation Co., LLC 6.95% 2011                                                 300         330,490
Commonwealth Edison Co., Series 99, 3.70% 2008                                        125         124,768
Homer City Funding LLC 8.734% 2026(3)                                                 300         294,750
Midwest Generation, LLC, Series B, 8.56% 2016(3)                                      100          98,311
Cilcorp Inc. 9.375% 2029                                                              225         287,725
FPL Energy American Wind, LLC 6.639% 2023(1)(3)                                       300         287,532
Duke Energy Corp., Series D, 7.375% 2010                                              250         281,439
NiSource Finance Corp. 7.625% 2005                                                    250         276,304
AES Ironwood, LLC 8.857% 2025(3)                                                      246         254,484
Constellation Energy Group, Inc. 6.125% 2009                                          200         214,115
Israel Electric Corp. Ltd. 7.75% 2027(1)                                              175         165,323
Progress Energy, Inc. 6.05% 2007                                                      125         134,062
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                           125         133,507
Southern Natural Gas Co. 8.00% 2032                                                   125         125,000
                                                                                                3,007,810

AUTOMOBILES & COMPONENTS  -  4.09%
Ford Motor Credit Co.:
 6.50% 2007                                                                           450         462,485
 6.75% 2008                                                                           300         299,956
 7.375% 2011                                                                          200         198,574
Ford Motor Co. Capital Trust II 6.50% cumulative                                    1,000 shares   43,650
  convertible trust preferred 2032
General Motors Corp. 7.125% 2013                                                $     300         293,092
General Motors Acceptance Corp.:
 8.00% 2031                                                                           125         115,640
 7.75% 2010                                                                           100         104,688
DaimlerChrysler North America Holding Corp.:
 7.75% 2005                                                                           250         271,823
 7.30% 2012                                                                           125         134,480
ArvinMeritor, Inc. 6.625% 2007                                                        250         244,375
Visteon Corp. 8.25% 2010                                                              231         238,184
                                                                                                2,406,947

MEDIA  -  3.47%
Tele-Communications, Inc.:
 7.875% 2013                                                                          250         286,764
 9.80% 2012                                                                           215         271,101
Comcast Cable Communications, Inc. 8.375% 2007                                        125         143,941
News America Holdings Inc. 7.75% 2045                                                 386         415,854
Liberty Media Corp.:
 7.875% 2009                                                                          125         137,372
 8.25% 2030                                                                           110         113,251
Univision Communications Inc. 7.85% 2011                                              125         141,084
Clear Channel Communications, Inc. 6.625% 2008                                        125         137,958
Cox Radio, Inc. 6.625% 2006                                                           125         134,311
Gannett Co., Inc. 4.95% 2005                                                          125         131,147
AOL Time Warner Inc. 7.625% 2031                                                      125         130,086
                                                                                                2,042,869

HEALTH CARE EQUIPMENT & SERVICES  -  2.83%
Aetna Inc.:
 7.875% 2011(4)                                                                       550         635,680
 7.375% 2006                                                                          125         138,297
Columbia/HCA Healthcare Corp. 7.00% 2007                                              260         273,369
HCA Inc. 6.95% 2012                                                                   215         214,621
HCA - The Healthcare Co. 8.75% 2010                                                   125         136,110
Humana Inc. 7.25% 2006                                                                125         136,860
UnitedHealth Group Inc. 5.20% 2007                                                    125         133,424
                                                                                                1,668,361

MATERIALS  -  2.78%
Georgia-Pacific Corp. 7.50% 2006                                                      353         354,765
Scotia Pacific Co. LLC, Series B:
 Class A-3, 7.71% 2028                                                                250         152,500
 Class A-1, 6.55% 2028(3)                                                             130         120,367
Inco Ltd. 7.20% 2032                                                                  250         248,916
Packaging Corp. of America 5.75% 2013(1)                                              250         243,604
Equistar Chemicals, LP 8.75% 2009                                                     250         234,375
BHP Finance (USA) Ltd. 8.50% 2012                                                     145         180,003
Corporacion Nacional del Cobre de Chile 6.375% 2012(1)                                100         104,524
                                                                                                1,639,054

RETAILING  -  2.71%
J.C. Penney Co., Inc.:
 7.125% 2023                                                                          757         647,235
 7.95% 2017                                                                           400         390,000
 7.65% 2016                                                                           325         307,125
Toys "R" Us, Inc. 7.875% 2013                                                         250         250,284
                                                                                                1,594,644

TECHNOLOGY HARDWARE & EQUIPMENT  -  2.12%
Solectron Corp. 0% LYON convertible notes 2020                                      1,300         731,250
Motorola, Inc. 8.00% 2011                                                             225         255,375
Analog Devices, Inc. 4.75% convertible subordinated notes 2005                        135         137,869
JABIL Circuit, Inc. 5.875% 2010                                                       125         122,857
                                                                                                1,247,351

INDUSTRIAL CONGLOMERATES  -  1.90%
Hutchison Whampoa International Ltd. 7.00% 2011(1)                                    375         398,611
General Electric Capital Corp., Series A:
 5.375% 2007                                                                          125         134,151
 6.00% 2012                                                                           125         131,711
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed                             10,000 shares  254,063
  perpetual capital securities(1)
Tyco International Group SA 6.375% 2011                                         $     200         199,000
                                                                                                1,117,536

DIVERSIFIED FINANCIALS  -  1.71%
CIT Group Inc.:
 7.375% 2007                                                                          250         280,321
 7.75% 2012                                                                           125         142,684
Newcourt Credit Group Inc., Series B, 6.875% 2005                                     300         320,213
AT&T Capital Corp., Series F, 6.60% 2005                                              250         265,584
                                                                                                1,008,802

REAL ESTATE  -  1.62%
EOP Operating LP:
 8.10% 2010                                                                           125         147,894
 6.75% 2012                                                                           125         136,227
ProLogis Trust 7.05% 2006                                                             125         140,150
Rouse Co. 7.20% 2012                                                                  125         135,868
United Dominion Realty Trust, Inc. 6.50% 2009                                         125         134,652
First Industrial, LP 6.875% 2012                                                      125         134,034
Simon Property Group, LP 4.875% 2010(1)                                               125         124,421
                                                                                                  953,246

CONSUMER DURABLES & APPAREL  -  1.59%
Toll Brothers, Inc. 6.875% 2012(1)                                                    375         404,264
MDC Holdings, Inc. 5.50% 2013                                                         250         237,551
Centex Corp. 4.75% 2008                                                               150         152,974
Pulte Homes, Inc. 8.125% 2011                                                         125         143,885
                                                                                                  938,674

CONSUMER FINANCE  -  1.12%
Capital One Bank:
 6.65% 2004                                                                           250         256,578
 8.25% 2005                                                                           100         108,971
MBNA Corp., Series B, 2.11% 2027(2)                                                   200         161,005
USA Education, Inc. 5.625% 2007                                                       125         133,998
                                                                                                  660,552

FOOD & STAPLES RETAILING  -  1.11%
Delhaize America, Inc. 8.125% 2011                                                    375         390,938
SUPERVALU INC. 7.50% 2012                                                             125         136,236
CVS Corp. 6.117% 2013(1)(3)                                                           123         129,547
                                                                                                  656,721

CAPITAL GOODS  -  0.75%
BAE SYSTEMS 2001 Asset Trust, Series 2001,                                            282         315,270
  Class G, MBIA insured, 6.664% 2013(1)(3)
John Deere Capital Corp. 3.90% 2008                                                   125         125,672
                                                                                                  440,942

SOFTWARE & SERVICES  -  0.65%
Electronic Data Systems Corp.:
 7.125% 2009                                                                          250         264,147
 6.00% 2013(1)                                                                        125         117,163
                                                                                                  381,310

COMMERCIAL SERVICES & SUPPLIES  -  0.47%
Cendant Corp. 7.375% 2013                                                             250         278,351

TRANSPORTATION  -  0.43%
Union Pacific Railroad Co. Pass Through Trust,                                        125         117,138
  Series 2003-1, 4.698% 2024(3)
Southern Capital Corp. Pass Through Trust, Series 2002-1,                             111         115,723
  Class G, MBIA insured, 5.70% 2023(1)(3)
Jet Equipment Trust, Series 1994-A, 11.79% 2013(1)(5)                                 750          22,500
                                                                                                  255,361

HOTELS, RESTAURANTS & LEISURE  -  0.41%
Hyatt Equities, LLC 6.875% 2007(1)                                                    125         126,931
MGM Mirage, Inc. 8.50% 2010                                                           100         112,000
                                                                                                  238,931

ENERGY  -  0.23%
Valero Energy Corp. 6.875% 2012                                                       125         132,942

ASSET BACKED OBLIGATIONS(3)  -  3.89%
PP&L Transition Bond Co. LLC, Series 1999-1,                                          250         280,910
  Class A-7, 7.05% 2009
Residential Asset Mortgage Products, Inc., Series 2003-RS1,                           250         251,875
  Class AI2, 2.871% 2023
Prestige Auto Receivables Trust, Series 2003-1,                                       250         251,133
  Class A-2, FSA insured, 2.41% 2010(1)
Delta Air Lines, Inc., Series 2003-1, Class G,                                        244         245,272
  AMBAC insured, 1.86% 2009(1)(2)
Northwest Airlines, Inc., Series 1999-3, Class G,                                     224         238,924
  7.935% 2020
Continental Airlines, Inc., Series 2000-1, Class A-1,                                 226         217,088
  8.048% 2022
Educational Enhancement Funding Corp. Tobacco Settlement Bonds,                       190         176,319
  Series 2002-A, 6.72% 2025
Conseco Finance Manufactured Housing Contract Trust,                                  125         126,993
  Series 2001-3, Class A-2, 5.16% 2033
Green Tree Financial Corp., Series 1996-5, Class B-2,                                 239          28,734
  8.45% 2027(5)
America West Airlines, Inc., Series 2000-1, Class G,                                  135         140,529
  AMBAC insured, 8.057% 2022
PF Export Receivables Master Trust, Series 2001-B,                                    125         136,831
  MBIA insured, 6.60% 2011(1)
Ameriquest Mortgage Securities Inc., Asset-backed                                     125         125,059
  Pass-Through Certificates, Series 2003-5,
  Class A-2, 2.43% 2033
Tobacco Settlement Financing Corp., Tobacco Settlement                                 76          72,947
  Asset-backed Bonds, Series 2001-A, 6.36% 2025
                                                                                                2,292,614

COLLATERALIZED MORTGAGE OBLIGATIONS-PRIVATELY ORIGINATED (3) -  6.56%
Morgan Stanley Capital I, Inc., Series 1998-HF2,                                      500         552,116
  Class A-2, 6.48% 2030
GS Mortgage Securities Corp. II, Series 1998-C1:(2)
 Class D, 7.209% 2030                                                                 250         265,775
 Class E, 7.209% 2030                                                                 250         244,615
Chase Commercial Mortgage Securities Corp., Series 1998-2,                            375         412,134
  Class A-2, 6.39% 2030
CS First Boston Mortgage Securities Corp.:
 Series 1998-C1:
  Class A-1B, 6.48% 2040                                                              125         137,455
  Class A-1A, 6.26% 2040                                                              126         133,020
 Series 2001-CF2, Class A-2, 5.935% 2034                                              125         133,944
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(1)                            314         318,994
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2,                   250         273,708
  Class A-2, 6.48% 2035
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5,                         250         270,762
  Class A-3, 6.16% 2035
LB-UBS Commercial Mortgage Trust, Series 2000-C3,                                     125         146,864
  Class A-2, 7.95% 2010
Chase Manhattan Bank - First Union National Bank,                                     125         143,820
  Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031
Structured Asset Securities Corp., Series 1998-RF2, Class A,                          128         140,945
  8.498% 2027(1)(2)
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A,                            130         139,143
  6.28% 2030
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1,                            125         138,180
  Class A-3, 6.869% 2029
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B,                           125         138,080
  6.46% 2032
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2,                               123         129,282
  5.007% 2011(1)
Bear Stearns ARM Trust, Series 2003-6, Class A-2, 4.08% 2033(2)                       125         127,150
Residential Funding Mortgage Securities I, Inc., Series 2001-S1,                       17          17,482
  Class A-1, 7.00% 2016
                                                                                                3,863,469

FEDERAL AGENCY OBLIGATIONS-MORTGAGE PASS-THROUGHS  (3) -  5.00%
Government National Mortgage Assn.:
 5.00% 2033                                                                           370         352,947
 7.00% 2024-2032                                                                      611         645,402
 7.50% 2023-2032                                                                      315         335,641
 8.00% 2023-2031                                                                      311         336,213
 8.50% 2008                                                                            61          65,949
 10.00% 2019-2020                                                                     185         215,200
Fannie Mae:
 6.00% 2016                                                                           105         109,013
 6.50% 2016-2031                                                                      176         183,699
 7.00% 2026-2031                                                                      155         162,410
 7.50% 2031                                                                            44          46,775
Freddie Mac:
 5.00% 2018                                                                           250         249,765
 6.00% 2032                                                                           225         228,021
 8.75% 2008                                                                            15          16,329
                                                                                                2,947,364

FEDERAL AGENCY OBLIGATIONS-COLLATERALIZED MORTGAGE OBLIGATIONS(3) -  1.20%
Freddie Mac:
 Series T-056, Class A-2A, 2.842% 2036                                                250         246,950
 Series T-042, Class A-2, 5.50% 2042                                                  125         127,667
Fannie Mae:
 Series 2001-20, Class C, 11.85% 2031(2)                                              111         125,049
 Series 2001-4, Class GA, 10.147% 2025(2)                                             108         121,128
 Series 2001-T10, Class A-1, 7.00% 2041                                                80          86,923
                                                                                                  707,717

FEDERAL AGENCY OBLIGATIONS-OTHER  -  3.23%
Fannie Mae 7.00% 2005                                                                 750         820,890
Freddie Mac:
 5.75% 2010                                                                           250       308,765
 4.25% 2005                                                                     $     250         260,545
Federal Home Loan Bank 4.875% 2004(4)                                                 500         513,430
                                                                                                1,903,630

U.S. TREASURY NOTES & BONDS  -  18.52%
 6.00% August 2004                                                                  1,150       1,205,706
 11.625% November 2004                                                              1,765       1,992,791
 5.75% November 2005                                                          Euro  1,750       1,897,105
 9.375% February 2006                                                               1,150       1,357,184
 3.375% January 2007(6)                                                               608         654,570
 6.625% May 2007                                                                      800         909,376
 3.00% November 2007                                                                1,250       1,246,675
 14.00% November 2011                                                                 450         611,577
 4.375% August 2012                                                                   250         249,298
 11.250% February 2015                                                                500         789,765
                                                                                               10,914,047

NON-U.S. GOVERNMENT OBLIGATIONS  -  0.29%
United Mexican States Government Eurobonds 11.375% 2016                               125         168,438


MUNICIPAL OBLIGATIONS  -  2.01%
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds:
 Series 2003, 4.375% 2019                                                             300         281,610
 Series 2003, 6.125% 2024                                                             125         112,019
 Series 2002, 5.75% 2032                                                              125         107,306
Badger Tobacco Asset Securitization Corp., Tobacco Settlement                         310         282,562
  Asset-backed Bonds, 6.125% 2027
Golden State Tobacco Securitization Corp., Tobacco Settlement                         325         279,029
  Asset-backed Bonds, Series 2003-A1, 6.25% 2033
Eastern Municipal Power Agency, Power System Rev. Ref. Bonds,                         125         119,843
  Federally Taxable, Series 2003-E, 5.55% 2014
                                                                                                1,182,369


TOTAL BONDS, NOTES & preferred stocks (cost: $55,865,398)                                      57,856,185



                                                                                Principal          Market
                                                                                   amount           value
SHORT-TERM SECURITIES                                                               (000)

Corporate short-term notes  -  3.85%
Harley-Davidson Funding Corp. 1.03% due 8/11/2003(1)                           $    1,400   $   1,399,559
General Electric Capital Corp. 1.08% due 8/1/2003                                     870         869,974


TOTAL SHORT-TERM SECURITIES (cost: $2,269,533)                                                  2,269,533


TOTAL INVESTMENT SECURITIES (cost: $58,134,931)                                                60,125,718
Other assets less liabilities                                                                  (1,208,336)

NET ASSETS                                                                                    $58,917,382



(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2)  Coupon rate may change periodically.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(5) Company not making scheduled interest payments; bankruptcy proceedings pending.
(6) Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
                                                    Growth and
                                                      Income          Bond
at July 31, 2003                                    Portfolio      Portfolio

ASSETS:
 Investment securities at market
  (cost: $72,688,253 and $58,134,931,
   respectively)                                   $76,831,721   $60,125,718
 Cash                                                   59,399        55,361
 Receivables for:
  Sales of investments                                  46,570         1,985
  Sales of funds' shares                                     -        19,238
  Dividends and interest                               128,716       820,988
 Other assets                                            3,607         6,986
  Total assets                                      77,070,013    61,030,276

LIABILITIES:
 Payables for:
  Purchases of investments                           1,081,310     1,064,438
  Repurchases of funds' shares                          10,800       989,298
  Investment advisory services                          32,168        25,893
  Other fees and expenses                               33,294        33,265
  Total liabilities                                  1,157,572     2,112,894
NET ASSETS AT JULY 31, 2003                        $75,912,441   $58,917,382

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest  $73,650,016   $58,893,259
 Undistributed (distributions in excess of) net
  investment income                                    152,165      (506,882)
 Accumulated net realized loss                      (2,033,071)   (1,460,751)
 Net unrealized appreciation                         4,143,331     1,991,756
NET ASSETS AT JULY 31, 2003                        $75,912,441   $58,917,382

Shares of beneficial interest issued and
  outstanding - unlimited shares authorized
Shares outstanding                                   6,038,710     3,555,560
Net asset value per share                               $12.57        $16.57



STATEMENT OF OPERATIONS
for the year ended July 31, 2003
                                                    Growth and
                                                      Income          Bond
INVESTMENT INCOME:                                  Portfolio      Portfolio
 Income:
  Dividends (net of non-U.S. withholding tax
    of $13,190 on Growth and Income Portfolio)      $1,552,086       $40,700
  Interest                                             158,589     3,316,910
  Total income                                       1,710,675     3,357,610
 Fees and expenses:
  Investment advisory services                         334,342       275,354
  Transfer agent services                                  480           451
  Reports to shareholders                               17,051        17,051
  Registration statement and prospectus                 14,443        12,933
  Postage, stationery and supplies                         108           108
  Trustees' meetings                                    23,732        23,732
  Auditing                                              36,650        36,650
  Legal                                                 18,093        18,093
  Custodian                                              1,457         1,245
  Other                                                  7,009         7,009
  Total expenses                                       453,365       392,626
 Net investment income                               1,257,310     2,964,984

NET REALIZED LOSS AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized (loss) gain on:
  Investments                                       (1,288,628)     (574,237)
  Non-U.S. currency transactions                        (1,468)        1,107
                                                    (1,290,096)     (573,130)
 Net unrealized appreciation (depreciation) on:
  Investments                                        7,356,746     3,037,050
  Non-U.S. currency translations                          (137)         (295)
                                                     7,356,609     3,036,755
   Net realized loss and
    unrealized appreciation
    on investments and non-U.S. currency             6,066,513     2,463,625
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                    $7,323,823    $5,428,609



See Notes to Financial Statements


GROWTH AND INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                        Year ended July 31
                                                        2003          2002
OPERATIONS:
 Net investment income                              $1,257,310    $1,127,842
 Net realized loss on investments and
  non-U.S. currency transactions                    (1,290,096)     (718,010)
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations  7,356,609    (6,525,422)
  Net increase (decrease) in net assets
   resulting from operations                         7,323,823    (6,115,590)

DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS:
 Dividends from net investment income               (1,157,157)   (1,139,542)
 Distributions from net realized gain
  on investments                                             -      (775,771)
   Total dividends and distributions paid
    to shareholders                                 (1,157,157)   (1,915,313)

CAPITAL SHARE TRANSACTIONS                           6,729,168    10,206,149

TOTAL INCREASE IN NET ASSETS                        12,895,834     2,175,246

NET ASSETS:
 Beginning of year                                  63,016,607    60,841,361
 End of year (including undistributed net investmen
  income: $152,165 and $53,480, respectively)      $75,912,441   $63,016,607


See Notes to Financial Statements



BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                        Year ended July 31
                                                        2003          2002
OPERATIONS:
 Net investment income                              $2,964,984    $2,874,247
 Net realized (loss) gain on investments and
  non-U.S. currency transactions                      (573,130)      376,532
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations  3,036,755    (1,920,717)
  Net increase in net assets
   resulting from operations                         5,428,609     1,330,062


DIVIDENDS PAID TO SHAREHOLDERS FROM NET
 INVESTMENT INCOME                                  (3,360,728)   (3,105,961)

CAPITAL SHARE TRANSACTIONS                           6,719,202     5,918,664

TOTAL INCREASE IN NET ASSETS                         8,787,083     4,142,765

NET ASSETS:
 Beginning of year                                  50,130,299    45,987,534
 End of year (including
  distributions in excess of net investment
  income: $506,882 and $199,054, respectively)     $58,917,382   $50,130,299


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - ENDOWMENTS (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, Growth and Income Portfolio and Bond Portfolio (the "funds"). Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks. Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the trust:

     SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the trust's Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

     MORTGAGE DOLLAR ROLLS - Bond Portfolio may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any realized gain or loss is deferred until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in non-U.S. securities; cost of investments sold; paydowns on investments; net capital losses; and amortization of premiums. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds. As of July 31, 2003, the cost of investment securities for federal income tax purposes was $72,688,253 and $58,838,790 for Growth and Income Portfolio and Bond Portfolio, respectively.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                         Growth and
                                                           Income       Bond
                                                         Portfolio    Portfolio

Undistributed net investment income and currency gains    $152,165     $212,245
Short-term and long-term capital loss deferrals         (2,033,072)  (1,460,752)
Gross unrealized appreciation on investment securities   8,240,737    3,225,130
Gross unrealized depreciation on investment securities  (4,097,269)  (1,938,202)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $625,799 and $1,043,860, expiring in 2010 and 2011, respectively, for Growth and Income Portfolio and capital loss carryforwards of $293,951, $505,754 and $513,950, expiring in 2008, 2009 and 2011, respectively, for Bond Portfolio. The capital loss carryforwards will be used to offset any capital gains realized by the funds in future years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain. Also included are capital losses of $363,413 and $147,097 for Growth and Income Portfolio and Bond Portfolio, respectively, that were realized during the period November 1, 2002 through July 31, 2003.

The tax character of distributions paid to shareholders was as follows:


                              Distributions from ordinary income       Distributions            Total
                           Net investment income       Short-term      from long-term       distributions
                            and currency gains       capital gains     capital gains            paid
YEAR ENDED JULY 31, 2003
Growth and Income Portfolio      $ 1,157,157               -                  -             $ 1,157,157
Bond Portfolio                     3,360,728               -                  -               3,360,728

YEAR ENDED JULY 31, 2002
Growth and Income Portfolio      $ 1,139,542          $ 568,899          $ 206,872          $ 1,915,313
Bond Portfolio                     3,105,961               -                  -               3,105,961



4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the funds' investment adviser, is the parent company of American Funds Service Company ("AFS"), the funds' transfer agent.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.50% on the first $150 million of daily net assets and 0.40% on such assets in excess of $150 million.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the funds. Expenses related to interest, taxes, brokerage commissions, transaction costs and extraordinary items are not subject to these limitations. For the year ended July 31, 2003, no such fee reduction was required.

TRANSFER AGENT SERVICES - The funds have a transfer agent agreement with AFS. Under this agreement, the funds compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the trust are or may be considered to be affiliated with CRMC and AFS. No fees were paid by the trust to its unaffiliated Trustees. The unaffiliated Trustees were reimbursed by the trust for expenses incurred while traveling to fund meetings.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the funds were as follows:


                                                          Reinvestments of dividends
                                         Sales                and distributions            Repurchases            Net increase
YEAR ENDED JULY 31, 2003           Amount       Shares       Amount      Shares       Amount       Shares       Amount     Shares
Growth and Income Portfolio     $13,694,059   1,211,024     $ 905,266    79,171   $ (7,870,157)  (677,750)  $ 6,729,168    612,445
Bond Portfolio                    9,585,024     581,137     2,669,682   162,452     (5,535,504)  (335,102)    6,719,202    408,487

YEAR ENDED JULY 31, 2002
Growth and Income Portfolio     $15,141,767   1,181,118   $ 1,593,736   126,245   $ (6,529,354)  (520,299)  $ 10,206,149   787,064
Bond Portfolio                   11,239,545     696,535     2,197,146   136,119     (7,518,027)  (461,798)     5,918,664   370,856


6. RESTRICTED SECURITIES

The funds have invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolios. As of July 31, 2003, the total value of restricted securities was $5,718,425 and $9,886,677, which represents 7.53% and 16.78% of the net assets of Growth and Income Portfolio and Bond Portfolio, respectively.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

Growth and Income Portfolio and Bond Portfolio made purchases of investment securities of $23,574,123 and $21,895,930 and sales of investment securities of $16,598,032 and $13,166,563, respectively, during the year ended July 31, 2003. Short-term securities transactions were excluded.

The funds receive a reduction in their custodian fees equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended July 31, 2003, the custodian fees of $1,457 and $1,245 for Growth and Income Portfolio and Bond Portfolio, respectively, were offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS
GROWTH AND INCOME PORTFOLIO

                                        Income (loss) from investment operations(1)
                                                        Net
                          Net asset                 gains(losses)
                             value,       Net       on securities    Total from
                          beginning    investment  (both realized    investment
                            of year      income    and unrealized)   operations

 Year ended 7/31/2003        $11.61      $.22            $.94          $1.16
 Year ended 7/31/2002         13.11       .23           (1.33)         (1.10)
 Year ended 7/31/2001         11.94       .30            1.81           2.11
 Year ended 7/31/2000         13.91       .37            (.89)          (.52)
 Year ended 7/31/1999         12.09       .37            1.79           2.16


                                    Dividends and distributions

                             Dividends                             Total
                             (from net      Distributions        dividends
                            investment      (from capital           and
                              income)          gains)         distributions

Year ended 7/31/2003          $(.20)             $ -              $(.20)
Year ended 7/31/2002           (.24)            (.16)              (.40)
Year ended 7/31/2001           (.34)            (.60)              (.94)
Year ended 7/31/2000           (.34)           (1.11)             (1.45)
Year ended 7/31/1999           (.34)               -               (.34)


                                               Net assets,    Ratio of        Ratio of
                         Net asset               end of       expenses        net income    Portfolio
                         value, end   Total     year (in      to average      to average    turnover
                          of year     return    millions)     net assets      net assets      rate

Year ended 7/31/2003      $12.57      10.18%      $76            .68%           1.88%         29%
Year ended 7/31/2002       11.61      (8.60)       63            .66            1.81          50
Year ended 7/31/2001       13.11      18.23        61            .71            2.32          49
Year ended 7/31/2000       11.94      (3.31)       50            .73            3.03          60
Year ended 7/31/1999       13.91      18.21        52            .75 (2)        2.90          52



BOND PORTFOLIO

                                       Income (loss) from investment operations(1)
                                                        Net
                          Net asset                 gains(losses)
                             value,       Net       on securities    Total from
                          beginning    investment  (both realized    investment
                            of year      income    and unrealized)   operations

 Year ended 7/31/2003        $15.93       $.89          $.77          $1.66
 Year ended 7/31/2002         16.56        .99          (.53)           .46
 Year ended 7/31/2001         15.79       1.16           .77           1.93
 Year ended 7/31/2000         16.17       1.16          (.37)           .79
 Year ended 7/31/1999         16.93       1.14          (.84)           .30


                                     Dividends and distributions

                             Dividends                             Total
                             (from net      Distributions        dividends
                            investment      (from capital           and
                              income)          gains)         distributions

Year ended 7/31/2003          $(1.02)            $-              $(1.02)
Year ended 7/31/2002           (1.09)             -               (1.09)
Year ended 7/31/2001           (1.16)             -               (1.16)
Year ended 7/31/2000           (1.16)          (.01)              (1.17)
Year ended 7/31/1999           (1.06)             -               (1.06)



                                               Net assets,    Ratio of        Ratio of
                         Net asset               end of       expenses        net income    Portfolio
                         value, end   Total     year (in      to average      to average    turnover
                          of year     return    millions)     net assets      net assets      rate

Year ended 7/31/2003      $16.57      10.64%      $59            .71%           5.38%         25%
Year ended 7/31/2002       15.93       2.82        50            .70            6.07          70
Year ended 7/31/2001       16.56      12.67        46            .75 (3)        7.18          48
Year ended 7/31/2000       15.79       5.13        32            .75 (3)        7.31          59
Year ended 7/31/1999       16.17       1.75        31            .75 (3)        6.84          54



(1) Years ended 2000 and 1999 are based on shares outstanding on the last day of the year; all other years are based on average shares outstanding.
(2) Had CRMC not waived fees for investment advisory services, the fund's expense ratio would have been 0.79% for the fiscal year ended 1999.
(3) Had CRMC not waived fees for investment advisory services, the fund's expense ratio would have been 0.79%, 0.86% and 0.95% for the fiscal years ended 2001, 2000 and 1999, respectively.


INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ENDOWMENTS:

We have audited the accompanying statement of assets and liabilities of ENDOWMENTS (the "trust"), comprising, respectively, the Growth and Income Portfolio and the Bond Portfolio, including the investment portfolio, as of July 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting ENDOWMENTS as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
September 5, 2003


BOARD OF TRUSTEES

"NON-INTERESTED" TRUSTEES

                                             Year first
                                              elected
Name, age and                                a Trustee
telephone number                            of the trust(1)   Principal occupation(s) during past five years

ROBERT J. DENISON, 62                           2003          Chair, First Security Management
505/988-5415                                                  (private investments)

STEVEN D. LAVINE, PH.D., 56                     1994          President, California Institute of the Arts
661/255-1050

JOSEPH M. LUMARDA, 43                           2000          Executive Vice President,
213/413-4130                                                  California Community Foundation

PATRICIA A. MCBRIDE, 60                         1988          Chief Financial Officer, Cosmetic and
214/368-0268                                                  Maxillofacial Surgery Center

GAIL L. NEALE, 68                               1998          President, The Lovejoy Consulting Group, Inc.
802/658-5674                                                  (a pro bono consulting group advising
                                                              nonprofit organizations)

ROBERT C. ZIEBARTH, 67                          1993          Management consultant, Ziebarth Company
208/725-0535                                                  (management and financial consulting)

"NON-INTERESTED" TRUSTEES

                                             Number of
                                          boards within the
                                            fund complex(2)
Name, age and                                 on which
telephone number                           Trustee serves       Other directorships(3)
                                                                 held by Trustee

ROBERT J. DENISON, 62                             1             None
505/988-5415

STEVEN D. LAVINE, PH.D., 56                       1             None
661/255-1050

JOSEPH M. LUMARDA, 43                             1             None
213/413-4130

PATRICIA A. MCBRIDE, 60                           1             None
214/368-0268

GAIL L. NEALE, 68                                 5             None
802/658-5674

ROBERT C. ZIEBARTH, 67                            1             None
208/725-0535

 "INTERESTED" TRUSTEES(4)

                                             Year first
                                               elected
Name, age,                                    a Trustee       Principal occupation(s) during past five years
position with trust                          or officer       and positions held with affiliated entities or
and telephone number                        of the trust(1)   the principal underwriter of the trust

ROBERT G. O'DONNELL, 59                         1995          Senior Vice President and Director,
Chairman of the Board                                         Capital Research and Management Company
415/393-7120

ROBERT B. EGELSTON, 72                          1989          Former Chairman of the Board,
213/486-9444                                                  The Capital Group Companies, Inc.(5)

FRANK L. ELLSWORTH, 60                          1992          President, The Japan Society; former Vice President,
 212/832-1155                                                 Capital Research and Management Company

THOMAS E. TERRY, 65                             1969          Consultant; former Vice President and Secretary,
608/256-9910                                                  Capital Research and Management Company


"INTERESTED" TRUSTEES(4)

                                             Number of
                                          boards within the
Name, age,                                  fund complex(2)
position with trust                           on which
and telephone number                       Trustee serves       Other directorships(3)
                                                                 held by Trustee

ROBERT G. O'DONNELL, 59                           3             None
Chairman of the Board
415/393-7120

ROBERT B. EGELSTON, 72                            1             None
213/486-9444

FRANK L. ELLSWORTH, 60                            1             None
 212/832-1155

THOMAS E. TERRY, 65                               1             None
608/256-9910

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE TRUST IS 333 SOUTH HOPE STREET, LOS ANGELES, CA 90071, ATTENTION: FUND SECRETARY.

OTHER OFFICERS(6)

                                             Year first
                                             elected an       Principal occupation(s) during past five years
Name, age and                                officer of       and positions held with affiliated entities or
position with trust                          the trust(1)     the principal underwriter of the trust

Claudia P. Huntington, 51                       1996          Senior Vice President,
President                                                     Capital Research and Management Company

Abner D. Goldstine, 73                          1995          Senior Vice President and Director,
Senior Vice President                                         Capital Research and Management Company

John H. Smet, 47                                1996          Senior Vice President,
Senior Vice President                                         Capital Research and Management Company

Gregory D. Johnson, 40                          2000          Vice President,
Vice President                                                Capital Research Company(5)

Krista L. Johnson, 38                           2000          Assistant Vice President-- Fund Business
Vice President                                                Management Group, Capital Research and Management Company

Patrick F. Quan, 45                             1986          Vice President-- Fund Business Management
Vice President and Secretary                                  Group, Capital Research and Management Company

Susi M. Silverman, 33                           1998          Vice President-- Fund Business Management
Treasurer                                                     Group, Capital Research and Management Company

Anthony W. Hynes, Jr., 40                       1998          Vice President-- Fund Business Management
Assistant Treasurer                                           Group, Capital Research and Management Company

(1) Trustees and officers of the trust serve until their resignation, removal or retirement.
(2) Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series(R) and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and ENDOWMENTS, whose shareholders are limited to certain nonprofit organizations.
(3) This includes all directorships (other than those in the American Funds) that are held by each Trustee as a director of a public company or a registered investment company.
(4) "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities.
(5) Company affiliated with Capital Research and Management Company.
(6) All of the officers listed, except Krista L. Johnson, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

[logo] CAPITAL RESEARCH AND MANAGEMENT (SM)

OFFICE OF THE TRUST
One Market
Steuart Tower, Suite 1800
Mailing Address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
135 South State College Boulevard
Brea, CA 92821-5823

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two California Plaza
350 Grand Avenue
Los Angeles, CA 90071-3462

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

This report is for the information of shareholders of ENDOWMENTS, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds.

FOR MORE INFORMATION ABOUT ANY OF THE AMERICAN FUNDS, PLEASE ASK YOUR INVESTMENT PROFESSIONAL FOR A PROSPECTUS.

THE AMERICAN FUNDS' PROXY VOTING GUIDELINES -- USED TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- ARE AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

THE CAPITAL GROUP COMPANIES

Capital International
Capital Guardian
Capital Research and Management
Capital Bank and Trust
American Funds

Lit. No. ENDI-BENDI-011-0903(NLS)

Litho in USA SWD/PL/6375

(C) 2003 ENDOWMENTS

Printed on recycled paper





ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, P.O. Box 7650, San Francisco, California 94120.


ITEM 3 - Audit Committee Financial Expert

The Registrant's Board has determined that Robert C. Ziebarth, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.


ITEM 4 - Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to Registrant.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved


ITEM 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.



ITEM 10 - Exhibits

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 ENDOWMENTS

                                 By       /s/ Robert G. O'Donnell
                                          Robert G. O'Donnell, Chairman and PEO

                                 Date: October 6, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By      /s/ Robert G. O'Donnell
        Robert G. O'Donnell, Chairman and PEO

        Date: October 6, 2003



 By     /s/ Susi M. Silverman
        Susi M. Silverman, Treasurer

        Date: October 7, 2003